UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022


13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Ranjan Tandon
Title:    Managing Member
Phone:    (212) 350-5125


Signature, Place and Date of Signing:


/s/ Ranjan Tandon               New York, New York           November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  71

Form 13F Information Table Value Total: $273,195
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number              Name

1.        028-10574                         Libra Associates, LLC
2.        028-10573                         Libra Fund, L.P.
----      -------------------               ------------------------------


                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2008

                              TITLE                       VALUE    SHRS OR   SH/ PUT/  INVESTMENT       OTHR      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION       MGRS    SOLE    SHARED  NONE
--------------                --------         -----     --------  -------   --- ----  ----------       ----    ----    ------  ----
ABERCROMBIE & FITCH CO        CL A             002896207   6,251     158,450 SH        Shared-Defined   1,2     158,450
AGNICO EAGLE MINES LTD        COM              008474108   5,278      96,600 SH        Shared-Defined   1,2      96,600
AMBAC FINL GROUP INC          COM              023139108      83      35,600 SH        Shared-Defined   1,2      35,600
APOLLO GROUP INC              CL A             037604105     534       9,000 SH        Shared-Defined   1,2       9,000
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH   03938L104   2,943      59,600 SH        Shared-Defined   1,2      59,600
ASBURY AUTOMOTIVE GROUP INC   COM              043436104     141      12,200 SH        Shared-Defined   1,2      12,200
AUTONATION INC                COM              05329W102     732      65,100 SH        Shared-Defined   1,2      65,100
BALLY TECHNOLOGIES INC        COM              05874B107   3,201     105,726 SH        Shared-Defined   1,2     105,726
BIG LOTS INC                  COM              089302103     310      11,151 SH        Shared-Defined   1,2      11,151
BLACKSTONE GROUP L P          COM UNIT LTD     09253U108     913      59,500 SH        Shared-Defined   1,2      59,500
CARMAX INC                    COM              143130102   2,402     171,600 SH        Shared-Defined   1,2     171,600
CATHAY GENERAL BANCORP        COM              149150104     728      30,600 SH        Shared-Defined   1,2      30,600
CENTRAL FD CDA LTD            CL A             153501101   5,988     552,900 SH        Shared-Defined   1,2     552,900
CENTRAL SUN MINING INC        COM              155432107     719   1,254,069 SH        Shared-Defined   1,2   1,254,069
CERNER CORP                   COM              156782104   1,259      28,200 SH        Shared-Defined   1,2      28,200
COACH INC                     COM              189754104   3,493     139,500 SH        Shared-Defined   1,2     139,500
COLUMBIA SPORTSWEAR CO        COM              198516106     830      19,788 SH        Shared-Defined   1,2      19,788
COTT CORP                     COM              22163N106      11      10,000 SH        Shared-Defined   1,2      10,000
DANAHER CORP DEL              COM              235851102   5,705      82,200 SH        Shared-Defined   1,2      82,200
DOWNEY FINL CORP              COM              261018105      91      32,500 SH        Shared-Defined   1,2      32,500
EMERGENCY MEDICAL SVCS        CL A             29100P102   3,316     110,965 SH        Shared-Defined   1,2     110,965
ENTREE GOLD INC               COM              29383G100     537     398,200 SH        Shared-Defined   1,2     398,200
EXETER RES CORP               COM              301835104   2,233   1,115,000 SH        Shared-Defined   1,2   1,115,000
FAIR ISAAC CORP               COM              303250104   4,174     181,073 SH        Shared-Defined   1,2     181,073
GAMMON GOLD INC               COM              36467T106  43,539   5,884,726 SH        Shared-Defined   1,2   5,884,726
GENERAL MTRS CORP             COM              370442105     163      17,200 SH        Shared-Defined   1,2      17,200
GOLDCORP INC NEW              COM              380956409  23,773     755,309 SH        Shared-Defined   1,2     755,309
GREAT BASIN GOLD LTD          COM              390124105  13,898   6,778,580 SH        Shared-Defined   1,2   6,778,580
HARLEY DAVIDSON INC           COM              412822108   8,407     225,400 SH        Shared-Defined   1,2     225,400
HOLOGIC INC                   COM              436440101   1,254      64,888 SH        Shared-Defined   1,2      64,888
IAMGOLD CORP                  COM              450913108   1,794     333,400 SH        Shared-Defined   1,2     333,400
IMMUCOR INC                   COM              452526106   1,123      35,131 SH        Shared-Defined   1,2      35,131
SELECT SECTOR SPDR TR         SBI INT-INDS     81369Y704   2,027      65,800 SH        Shared-Defined   1,2      65,800
INTEL CORP                    COM              458140100   1,318      70,386 SH        Shared-Defined   1,2      70,386
BARCLAYS BANK PLC             ETN IPTH LVSTK   06739H743     877      22,000 SH        Shared-Defined   1,2      22,000
BARCLAYS BK PLC               IPMS INDIA ETN   06739F291  22,168     489,838 SH        Shared-Defined   1,2     489,838
ISHARES TR                    FTSE XNHUA IDX   464287184   6,691     194,100 SH        Shared-Defined   1,2     194,100
ISHARES TR                    DJ BROKER-DEAL   464288794   3,200     111,500 SH        Shared-Defined   1,2     111,500
JAGUAR MNG INC                COM              47009M103   1,295     232,186 SH        Shared-Defined   1,2     232,186
LAM RESEARCH CORP             COM              512807108   5,272     167,432 SH        Shared-Defined   1,2     167,432
MARKET VECTORS ETF TR         RUSSIA ETF       57060U506  10,353     358,000 SH        Shared-Defined   1,2     358,000
MATTSON TECHNOLOGY INC        COM              577223100     658     139,086 SH        Shared-Defined   1,2     139,086
MBIA INC                      COM              55262C100   1,060      89,049 SH        Shared-Defined   1,2      89,049
MGIC INVT CORP WIS            COM              552848103     275      39,131 SH        Shared-Defined   1,2      39,131
MINEFINDERS  LTD              COM              602900102   8,595   1,149,700 SH        Shared-Defined   1,2   1,149,700
MOBILE TELESYSTEMS OJSC       SPONSORED ADR    607409109   1,798      32,100 SH        Shared-Defined   1,2      32,100
MONSTER WORLDWIDE INC         COM              611742107   4,003     268,501 SH        Shared-Defined   1,2     268,501
NATIONAL FINL PARTNERS CORP   COM              63607P208     784      52,272 SH        Shared-Defined   1,2      52,272
NUCOR CORP                    COM              670346105   5,708     144,500 SH        Shared-Defined   1,2     144,500
OCH ZIFF CAP MGMT GROUP       CL A             67551U105   3,181     272,121 SH        Shared-Defined   1,2     272,121
OREZONE RES INC               COM              685921108     525   1,093,011 SH        Shared-Defined   1,2   1,093,011
PACIFIC RIM MNG CORP          COM NEW          694915208     602   1,887,400 SH        Shared-Defined   1,2   1,887,400
PARAMOUNT GOLD & SILVER CORP  COM              69924P102   1,453   2,274,100 SH        Shared-Defined   1,2   2,274,100
PENSKE AUTOMOTIVE GRP INC     COM              70959W103   3,899     339,900 SH        Shared-Defined   1,2     339,900
PMI GROUP INC                 COM              69344M101     117      39,800 SH        Shared-Defined   1,2      39,800
QUATERRA RES INC              COM              747952109   2,144   1,583,100 SH        Shared-Defined   1,2   1,583,100
RENT A CTR INC NEW            COM              76009N100     436      19,561 SH        Shared-Defined   1,2      19,561
RESEARCH IN MOTION LTD        COM              760975102     225       3,300 SH        Shared-Defined   1,2       3,300
SALESFORCE COM INC            COM              79466L302   1,036      21,400 SH        Shared-Defined   1,2      21,400
SATYAM COMPUTER SERVICES LTD  ADR              804098101   3,805     235,575 SH        Shared-Defined   1,2     235,575
SCIENTIFIC GAMES CORP         CL A             80874P109   6,165     267,804 SH        Shared-Defined   1,2     267,804
SILVER WHEATON CORP           COM              828336107   7,608     937,500 SH        Shared-Defined   1,2     937,500
SIRONA DENTAL SYSTEMS INC     COM              82966C103   2,234      95,981 SH        Shared-Defined   1,2      95,981
SPDR GOLD TRUST               GOLD SHS         78463V107   3,131      36,800 SH        Shared-Defined   1,2      36,800
TASEKO MINES LTD              COM              876511106   1,136     572,400 SH        Shared-Defined   1,2     572,400
UNITED STATES STL CORP NEW    COM              912909108     908      11,700 SH        Shared-Defined   1,2      11,700
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR    68370R109   2,030     100,000 SH        Shared-Defined   1,2     100,000
VMWARE INC                    CL A COM         928563402   1,422      53,366 SH        Shared-Defined   1,2      53,366
WESTERN GOLDFIELDS INC CDA    COM NEW          95828P203   2,925   1,911,900 SH        Shared-Defined   1,2   1,911,900
GOLDCORP INC NEW              *W EXP 06/09/201 380956177     650      57,000 SH        Shared-Defined   1,2      57,000
YAMANA GOLD INC               COM              98462Y100   5,657     687,450 SH        Shared-Defined   1,2     687,450



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